Accounts receivable (Details) - USD ($)	Jun. 30, 2023	Dec. 31, 2022
Financing Receivable
Accounts receivable	$ 44,964,778	$ 44,331,093
Allowance for doubtful accounts	(3,803,205)	(4,156,761)
Accounts receivable, net	$ 41,161,573	$ 40,174,332